Fair Value Measurements (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Line Items]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities	$—	$—	$27,249,130

The following table presents information about the Company’s liabilities measured at fair value on a recurring basis as of September 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
September 30, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public	$12,520,630	$—	$—
Derivative warrant liabilities - Private	$—	$8,464,330	$—
December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public	$—	$—	$16,258,130
Derivative warrant liabilities - Private	$—	$—	$10,991,000

Summary of Change in the Fair Value of the Derivative Warrant Liabilities
The change in the fair value of the derivative warrant liabilities for the period from October 16, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at October 16, 2020 (inception)	$—
Issuance of Public and Private Warrants	23,490,630
Change in fair value of derivative warrant liabilities	3,758,500

Derivative warrant liabilities at December 31, 2020	$27,249,130

January 2021, as the Public Warrants were separately listed and traded in the quarter ended March 31, 2021. The estimated fair value of the Private Warrants was transferred from a Level 3 measurement to a Level 2 fair value measurement as of April 2021, as the key inputs to the valuation model became directly or indirectly observable from the Public Warrants listed price.
The change in the fair value of the derivative warrant liabilities, measured using level 3 inputs, for the three and nine months ended September 30, 2021 is summarized as follows:

Level 3 - Derivative warrant liabilities at December 31, 2020	$27,249,130
Change in fair value of derivative warrant liabilities	(3,158,330)
Transfer of Public Warrants out of level 3	(16,258,130)

Level 3 - Derivative warrant liabilities at March 31, 2021	7,832,670
Transfer of Private Warrants out of level 3	(7,832,670)

Level 3 - Derivative warrant liabilities at June 30, 2021	—
Change in fair value of derivative warrant liabilities	—

Level 3 - Derivative warrant liabilities at September 30, 2021	$—

Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:

	As of December 17, 2020	As of December 31, 2020
Volatility	22.4%	21.7%
Stock price	$10.45	$10.40
Expected life of the options to convert	5.5	5.5
Risk-free rate	0.45%	0.43%
Dividend yield	0.0%	0.0%

Enjoy Technology Inc [Member]
Fair Value Disclosures [Line Items]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis in the condensed consolidated financial statements (in thousands):

	September 30, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$359	$359
Convertible loans			151,017	151,017

Total financial liabilities	$—	$—	$151,376	$151,376

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$806	$806
Convertible loan	—	—	86,357	86,357

Total financial liabilities	$—	$—	$87,163	$87,163

The following tables summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis in the consolidated financial statements (in thousands):

	Fair Value Measurements at December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$806	$806
Convertible loan	—	—	86,357	86,357

Total financial liabilities	$—	$—	$87,163	$87,163

	Fair Value Measurements at December 31, 2019 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$9,277	—	—	9,277
Money market funds	14,919	—	—	14,919
U.S. Treasury bills	3,741	—	—	3,741
U.S. Government securities	3,748	—	—	3,748
Repurchase agreements	—	30,000	—	30,000

Total cash and cash equivalents	31,685	30,000	—	61,685

U.S. Treasury bills	3,722	—	—	3,722
U.S. Government securities	18,788	—	—	18,788

Total short-term investments	22,510	—	—	22,510

Total financial assets	$54,195	$30,000	$—	$84,195

Liabilities:
Redeemable convertible preferred stock warrant liability	—	—	337	337

Total financial liabilities	$—	$—	$337	$337